Note 14 - Summary of Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2016	Jun. 30, 2015
Revenues	$ 299	$ 48	$ 56	$ 247	$ 148		$ 21		$ 650	$ 169
Operating loss	(10,934)	(2,846)	(3,073)	(3,083)	(3,033)	(2,733)	(2,948)	(2,298)	(19,936)	(11,012)
Loss from continuing operations	(11,257)	(2,825)	(3,130)	(3,192)	(3,009)	(2,736)	(2,923)	(2,290)	(20,404)	(10,958)
Loss from discontinued operations	(426)	(220)	(954)	(1,584)	(851)	(1,242)	(23,218)	(2,267)	(3,184)	(27,578)
Net loss	(11,683)	(3,045)	(4,084)	(4,776)	(3,860)	(3,978)	(26,141)	(4,557)	(23,588)	(38,536)
Less: net income (loss) attributable to noncontrolling interests	(94)	(70)	(158)	(194)	(20)	(45)	(548)	(41)
Net loss attributable to SES stockholders	(11,589)	(2,975)	(3,926)	(4,582)	(3,840)	(3,933)	(25,593)	(4,516)	(23,072)	(37,882)
From continuing operations	(11,173)	(2,760)	(2,974)	(3,003)	(3,009)	(3,230)	(2,429)	(2,290)	(19,910)	(10,958)
From discontinued operations	$ (416)	$ (215)	$ (952)	$ (1,579)	$ (831)	$ (703)	$ (23,164)	$ (2,226)	$ (3,162)	$ (26,924)
From continuing operations (in dollars per share)	$ (0.14)	$ (0.03)	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.03)	$ (0.23)	$ (0.15)
From discontinued operations (in dollars per share)	0	0	(0.02)	(0.02)	(0.01)	(0.01)	(0.32)	(0.03)	(0.04)	(0.35)
Net loss attributable to SES stockholders (in dollars per share)	$ (0.14)	$ (0.03)	$ (0.05)	$ (0.05)	$ (0.05)	$ (0.05)	$ (0.35)	$ (0.06)	$ (0.27)	$ (0.50)